Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 2,303	$ 5,297
Prepaid expense	56	35
Other current assets	6	19
Total assets	2,365	5,351
Current liabilities
Accounts payable	259	342
Accrued liabilities	423	52
Derivative liabilities	6,640	5,077
Total current liabilities	7,322	5,471
Total liabilities	7,322	5,471
Commitments and contingencies (Note 10 and 11)
Stockholders' (deficit) equity
Common stock, no par value; unlimited shares authorized; (2012 - 25,158, 2011 - 25,158 shares issued and outstanding)	65,952	65,952
Additional paid-in capital	38,391	38,065
Deficit accumulated during development stage	(110,543)	(105,380)
Accumulated other comprehensive income	1,243	1,243
Total stockholders' (deficit) equity	(4,957)	(120)
Total liabilities and stockholders' (deficit) equity	$ 2,365	$ 5,351